Share Capital and Public Offerings (Details) - USD ($)		6 Months Ended
	Feb. 02, 2021	Jun. 30, 2021
Share-based Payment Arrangement [Abstract]
Issued common shares		12,068,325
Initial public offering units	4,819,277
Price per unit	$ 4.15
Net proceeds received		$ 17,000,000
Exercise price per share		$ 4.15
Underwriters exercised description		In addition, the Company granted the underwriters a 45-day option to purchase up to an additional 722,891 common shares and/or Warrants to purchase 722,891 common shares, of which the underwriters exercised the option to purchase warrants to purchase up to 722,891 common shares. These Warrants were issued in the Company’s initial public offering and therefore have the same exercise price of $4.15 per share. The Warrants were evaluated under ASC Topic 480, “Distinguishing Liabilities from Equity” and ASC Topic 815, “Derivatives and Hedging”, and the Company determined that equity classification was appropriate. The relative fair value of the Warrants issued of $6,438,791 was allocated from the total net proceeds of the common share issuance on a relative basis to the common shares and Warrants.
Warrants issued		144,578
Sale of units at underwriters compensation		3.00%
Warrants exercise price		$ 5.1875
Fair Value Adjustment of Warrants		$ 303,847